Provision for Income Taxes - Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses [Abstract]
Income before tax expenses	$ 99,175	$ 615,765
Income taxes computed at Hong Kong Profits Tax rate	16,364	83,264
Rate differences in various jurisdictions	4,467	18,893
Tax allowance at the statutory tax rates	(6,246)	(10,207)
Tax effect on non-assessable income	(1,570)	(2,076)
Tax effect of two-tier tax rate	(7,288)	(35,816)
Others	(749)	390
Income taxes	$ 4,978	$ 54,448